Summary of significant accounting policies - Warrants (Details)	Jul. 28, 2015 shares
Series C Warrants Issued with Senior Debt | Conversion of redeemable convertible preferred stock warrant into common stock warrant
Warrants
Warrants issued (in shares)	170,000
Common Stock Warrants | Conversion of redeemable convertible preferred stock warrant into common stock warrant
Warrants
Warrants issued (in shares)	70,833
Common Stock | Series C Warrants Issued with Series C Redeemable Preferred Stock Financing | Cashless exercise of redeemable convertible preferred stock warrant into common stock
Warrants
Shares converted	947,185
Shares issued on conversion	78,926